Earnings Per Share - Computation of Earnings per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Basic
Net income available to common shareholders	$ 8,314	$ 4,452
Less: earnings allocated to participating securities	(94)	(20)
Net income allocated to common shareholders	8,220	4,432
Weighted average common shares outstanding including participating securities	6,320,316	3,933,731
Less: Participating securities	(71,586)	(17,563)
Average shares	6,248,730	3,916,168
Basic earnings per common share	$ 1.32	$ 1.13
Diluted
Net income allocated to common shareholders	$ 8,220	$ 4,432
Weighted average common shares outstanding for basic earnings per common share	6,248,730	3,916,168
Add: Dilutive effects of assumed exercises of stock options	230,290	102,027
Add: Dilutive effects of assumed exercises of stock warrants	6,810	2,481
Average shares and dilutive potential common shares	6,485,830	4,020,676
Dilutive earnings per common share	$ 1.27	$ 1.10